Non Purchased Loans (Tables)	12 Months Ended
Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Activity in Related Party Loans	Activity in related party loans during 2020 is presented in the following table.

Balance outstanding at December 31, 2019	$387

Principal additions	690

Principal reductions	(231)

Balance outstanding at December 31, 2020	$846

Period-End, Non-Accrual Loans, Segregated by Class
Year-end
non-accrual
loans, segregated by class of loans, were as follows:

	2020	2019
Real Estate:
Land Development and Construction	$308	$111
Farmland	287	232
1-4 Family Mortgages	1,809	2,160
Commercial Real Estate	5,600	9,082

Total Real Estate Loans	8,004	11,585

Business Loans:
Commercial and Industrial Loans	413	338
Farm Production and Other Farm Loans	9	10

Total Business Loans	422	348

Consumer Loans:
Other Consumer Loans	33	60

Total Consumer Loans	33	60

Total non-accrual Loans	$8,459	$11,993

Impaired Loans, Segregated by Class of Loans
Impaired loans as of December 31, by class of loans, are as follows:

2020	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:

Land Development and Construction	$308	$256	$52	$308	$13	$210
Farmland	111	111	—	111	—	182
1-4 Family Mortgages	1,016	1,012	4	1,016	1	928
Commercial Real Estate	6,021	3,323	2,504	5,827	768	7,808

Total Real Estate Loans	7,456	4,702	2,560	7,262	782	9,127

Business:
Commercial and Industrial	413	54	359	413	125	279

Total Business Loans	413	54	359	413	125	279

Total Loans	$7,869	$4,756	$2,919	$7,675	$907	$9,405

2019	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$111	$58	$53	$111	$16	$56
Farmland	252	252	—	252	—	261
1-4 Family Mortgages	839	740	99	839	28	996
Commercial Real Estate	11,506	5,949	3,840	9,789	566	9,337

Total Real Estate Loans	12,708	6,999	3,992	10,991	610	10,649

Business:
Commercial and Industrial	144	—	144	144	72	72

Total Business Loans	144	—	144	144	72	72

Total Loans	$12,852	$6,999	$4,136	$11,135	$682	$10,721

Changes in Troubled Debt Restructurings
Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Total at January 1, 2018	3	$3,047
Reductions due to:
Principal paydowns		(265)

Total at December 31, 2018	3	2,782
Reductions due to:
Principal paydowns		(287)

Total at December 31, 2019	3	2,495
Reductions due to:
Principal paydowns		(382)

Total at December 31, 2020	3	$2,113

Financial assets non purchased loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Composition of Net Loans
The composition of loans, net at December 31, 2020 and 2019 is as follows:

	2020	2019
Real Estate:
Land Development and Construction (1)	$42,677	$66,428
Farmland	15,616	15,595
1-4 Family Mortgages	94,280	87,631
Commercial Real Estate	306,875	207,604

Total Real Estate Loans	459,448	377,258

Business Loans:
Commercial and Industrial Loans (2)	115,679	84,611
Farm Production and Other Farm Loans	541	683

Total Business Loans	116,220	85,294

Consumer Loans:
Credit Cards	1,878	1,833
Other Consumer Loans	10,929	12,060

Total Consumer Loans	12,807	13,893

Total Gross Loans	588,475	476,445

Unearned Income	(1)	(8)
Allowance for Loan Losses	(4,735)	(3,755)

Loans, net	$583,739	$472,682

(1)	Reclassifications to other loan segments due to changes in loan risk characteristics that occurred in 2020.
(2)	Includes PPP loans of $29,523 and $-0- as of December 31, 2020 and December 31, 2019, respectively.

Aging Analysis of Past Due Loans, Segregated by Class
An age analysis of past due loans, segregated by class of loans, as of December 31, 2020 is as follows:

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$112	$—	$112	$42,565	$42,677	$—
Farmland	183	75	258	15,358	15,616	—
1-4 Family Mortgages	1,301	246	1,547	92,733	94,280	—
Commercial Real Estate	1,407	700	2,107	304,768	306,875	—

Total Real Estate Loans	3,003	1,021	4,024	455,424	459,448	—

Business Loans:
Commercial and Industrial Loans	97	405	502	115,177	115,679	5
Farm Production and Other Farm Loans	2	—	2	539	541	—

Total Business Loans	99	405	504	115,716	116,220	5

Consumer Loans:
Credit Cards	25	9	34	1,844	1,878	9
Other Consumer Loans	66	—	66	10,863	10,929	—

Total Consumer Loans	91	9	100	12,707	12,807	9

Total Loans	$3,193	$1,435	$4,628	$583,847	$588,475	$14

An age analysis of past due loans, segregated by class of loans, as of December 31, 2019 is as follows:

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$736	$—	$736	$65,692	$66,428	$—
Farmland	171	39	210	15,385	15,595	39
1-4 Family Mortgages	3,116	777	3,893	83,738	87,631	147
Commercial Real Estate	8,511	2,080	10,591	197,013	207,604	18

Total Real Estate Loans	12,534	2,896	15,430	361,828	377,258	204

Business Loans:
Commercial and Industrial Loans	586	312	898	83,713	84,611	52
Farm Production and Other Farm Loans	17	—	17	666	683	—

Total Business Loans	603	312	915	84,379	85,294	52

Consumer Loans:
Credit Cards	45	18	63	1,770	1,833	18
Other Consumer Loans	172	42	214	11,846	12,060	—

Total Consumer Loans	217	60	277	13,616	13,893	18

Total Loans	$13,354	$3,268	$16,622	$459,823	$476,445	$274

Detailed Amount of Gross Loans Segregated by Loan Grade and Class
The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2020:

	Satisfactory 1,2,3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$41,775	$120	$782	$—	$—	$42,677
Farmland	14,801	95	720	—	—	15,616
1-4 Family Mortgages	85,203	3,210	5,867	—	—	94,280
Commercial Real Estate	258,339	35,769	12,767	—	—	306,875

Total Real Estate Loans	400,118	39,194	20,136	—	—	459,448

Business Loans:
Commercial and Industrial Loans	109,525	4,409	1,738	—	7	115,679
Farm Production and Other Farm Loans	512	—	20	—	9	541

Total Business Loans	110,037	4,409	1,758	—	16	116,220

Consumer Loans:
Credit Cards	1,845	—	33	—	—	1,878
Other Consumer Loans	10,820	43	41	25	—	10,929

Total Consumer Loans	12,665	43	74	25	—	12,807

Total Loans	$522,820	$43,646	$21,968	$25	$16	$588,475

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2019:

	Satisfactory 1,2,3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$64,112	$1,682	$634	$—	$—	$66,428
Farmland	14,533	331	731	—	—	15,595
1-4 Family Mortgages	79,068	1,917	6,646	—	—	87,631
Commercial Real Estate	169,270	21,266	17,068	—	—	207,604

Total Real Estate Loans	326,983	25,196	25,079	—	—	377,258

Business Loans:
Commercial and Industrial Loans	80,289	128	4,194	—	—	84,611
Farm Production and Other Farm Loans	669	—	4	—	10	683

Total Business Loans	80,958	128	4,198	—	10	85,294

Consumer Loans:
Credit Cards	1,770	—	63	—	—	1,833
Other Consumer Loans	11,907	59	53	41	—	12,060

Total Consumer Loans	13,677	59	116	41	—	13,893

Total Loans	$421,618	$25,383	$29,393	$41	$10	$476,445